Intangible Assets, Net and Unfavorable Lease	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net and Unfavorable Lease

5. INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE

Intangible assets, net consist of the following:

	As of December 31,
	2011	2012
Brand name	—	28,600
Franchise agreements	—	7,900
Non-compete agreement	—	400
Favorable lease agreements	67,156	69,626
Purchased software	18,158	20,490

Total	85,314	127,016
Less: Accumulated amortization	(15,535)	(26,036)

Total	69,779	100,980

Unfavorable lease

	As of December 31,
	2011	2012
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(1,532)	(1,969)

Unfavorable lease agreements, net	2,392	1,955

The values of favorable lease agreements were determined based on the estimated present value of the amount the Group has avoided paying as a result of entering into the lease agreements. Unfavorable lease agreements were determined based on the estimated present value of the acquired lease that exceeded market prices and are recognized as other long-term liabilities. The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term.

Amortization expense of intangible assets for the years ended December 31, 2010, 2011 and 2012 amounted to RMB3,754, RMB6,652 and RMB 10,501, respectively.

The annual estimated amortization expense for the above intangible assets and unfavorable lease for the following years is as follows:

	Amortization for Intangible Assets	Amortization for Unfavorable Lease	Net Amortization
2013	8,632	(337)	8,295
2014	8,185	(297)	7,888
2015	8,117	(289)	7,828
2016	7,825	(209)	7,616
2017	7,501	(130)	7,371
Thereafter	32,120	(693)	31,427

	72,380	(1,955)	70,425